STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
STATEMENTS OF OPERATIONS (Unaudited)
Revenue	$ 1,696,492	$ 1,797,504	$ 3,363,562	$ 3,621,846	$ 7,224,242	$ 7,219,446
Cost of revenue	1,059,639	1,109,223	2,180,879	2,182,138	4,489,306	4,177,268
Gross profit	636,853	688,281	1,182,683	1,439,708	2,734,936	3,042,178
Costs And Expenses:
General and administrative	613,317	541,711	1,217,300	1,006,103	2,159,378	1,696,415
Selling	612,957	507,042	1,260,582	894,767	1,983,127	1,344,472
Total costs and expenses	1,226,274	1,048,753	2,477,882	1,900,870	4,142,505	3,040,887
Operating income (loss)	(589,421)	(360,472)	(1,295,199)	(461,162)	(1,407,569)	1,291
Interest Income and Expense
Interest income	10	1	18	3	37	786
Related parties	(22,728)	(16,541)	(46,142)	(31,054)	(72,455)	(62,789)
Other Income - (see Note 6 & Note 7)					120,505	967,007
Other	(221,061)	(39,491)	(360,111)	(76,517)	(209,331)	(230,299)
Total interest expense	243,789	56,032	406,253	107,571	281,786	293,088
Total other income (expense)	(243,779)	(56,031)	(406,235)	(107,568)
Net loss	$ (833,200)	$ (416,503)	$ (1,701,434)	$ (568,730)	$ (1,568,813)	$ 675,996
Net loss per share - basics and diluted	$ (0.03)	$ (0.01)	$ (0.05)	$ (0.02)	$ (0.05)	$ 0.02
Weighted average shares outstanding - basic	33,296,434	29,238,323	33,000,304	29,150,590	30,122,738	29,061,883
Weighted average shares outstanding - diluted	33,296,434	29,238,323	33,000,304	29,150,590	30,122,738	43,450,086